SALES AND MARKETING	12 Months Ended
Mar. 31, 2022
SALES AND MARKETING
SALES AND MARKETING

20. SALES AND MARKETING

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Brand and public relations	1,255,436	731,511
Conference fees	102,857	78,783
Personnel costs	546,231	345,008
Share-based payments (Note 16)	114,404	58,737
External marketing services	1,633,260	464,119
Other marketing	241,238	8,783
Total sales and marketing	3,893,426	1,686,941